COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS	12 Months Ended
Jun. 30, 2012
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Text Block]

NOTE 6 - COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS

	June, 30
	2011	2012

Contract costs incurred plus estimated earnings	$389,676,454	$573,517,664
Less: progress billings	(286,160,795)	(458,356,428)

	$103,515,659	$115,161,236

As of June 30, 2011 and 2012, balances of $11,351,985 and $16,762,243, respectively, were related to contracts which are completed but are still within the warranty period, included the amounts of $2,301,449 and $676,318 expected to be collected after one year.